CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIT) - USD ($)	Ordinary shares	Treasury Stock	Subscriptions receivable from shareholders	Additional paid in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2018	$ 1,516		$ (197,068)	$ 6,405,318	$ (410,693)	$ (46,825,737)	$ (41,026,664)
Balance at the beginning (in shares) at Dec. 31, 2018	15,159,136
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(16,432,308)	(16,432,308)
Other comprehensive income (loss)					65,799		65,799
Exercise of share options	$ 3			18,697			$ 18,700
Exercise of share options (in shares)	34,000						34,000
Sharebased compensation				611,711			$ 611,711
Accretion of convertible redeemable preferred shares to redemption value				(246,184)			(246,184)
Balance at the end at Dec. 31, 2019	$ 1,519		(197,068)	6,789,542	(344,894)	(63,258,045)	(57,008,946)
Balance at the end (in shares) at Dec. 31, 2019	15,193,136
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(42,397,279)	(42,397,279)
Other comprehensive income (loss)					(6,087)		(6,087)
Exercise of share options	$ 370		(6,975,124)	7,115,682			$ 140,928
Exercise of share options (in shares)	3,694,934						3,694,934
Sharebased compensation				10,129,541			$ 10,129,541
Accretion of convertible redeemable preferred shares to redemption value				(248,113)			(248,113)
Balance at the end at Dec. 31, 2020	$ 1,889		(7,172,192)	23,786,652	(350,981)	(105,655,324)	(89,389,956)
Balance at the end (in shares) at Dec. 31, 2020	18,888,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(73,177,935)	(73,177,935)
Other comprehensive income (loss)					257,000		257,000
Exercise of share options	$ 23			226,758			$ 226,781
Exercise of share options (in shares)	233,957						233,958
Issuance of ordinary shares under performance incentive plan (Note 9)	$ 2			416,749			$ 416,751
Issuance of ordinary shares under performance incentive plan (Note 9) (in shares)	23,734
Subscription from shareholders			381,282				381,282
Sharebased compensation				18,679,658			18,679,658
Accretion of convertible redeemable preferred shares to redemption value				(28,553)			(28,553)
Conversion of convertible redeemable preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	$ 2,725			154,475,235			154,477,960
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO") (in shares)	27,249,824
Issuance of ordinary shares upon IPO, net of issuance cost	$ 1,057			147,094,280			147,095,337
Issuance of ordinary shares upon IPO, net of issuance cost (in shares)	10,571,375
Purchase of treasury shares under share repurchase program (Note 16)		$ (2,361,576)					(2,361,576)
Purchase of treasury shares under share repurchase program (Note 16) (in shares)		(295,174)
Retirement of treasury shares (Note 16)	$ (20)	$ 1,741,971		(1,750,041)			(8,090)
Retirement of treasury shares (Note 16) (in shares)	(201,100)	201,100
Surrender of ordinary shares for repayment of promissory notes (Note 9)	$ (49)		$ 6,790,910	(6,800,807)			(9,946)
Surrender of ordinary shares for repayment of promissory notes (Note 9) (in shares)	(491,119)
Balance at the end at Dec. 31, 2021	$ 5,627	$ (619,605)		$ 336,099,931	$ (93,981)	$ (178,833,259)	$ 156,558,713
Balance at the end (in shares) at Dec. 31, 2021	56,274,741	(94,074)